Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income for the year	$ 69,862,177	$ 51,936,829	$ 34,253,365
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	26,076,687	23,707,797	27,814,901
Amortization of deferred finance charges	711,378	1,345,940	855,472
Amortization of operating lease right-of-use assets	99,379	99,379	104,168
Share based compensation	7,326,808	2,589,406	610,788
Change in fair value of derivatives	108,841	789,509	(1,964,307)
Proceeds from disposal of interest rate swaps	1,018,000	0	0
Equity earnings in joint ventures	(15,622,836)	(12,316,883)	(10,862,687)
Dividends received from joint ventures	20,570,036	14,589,215	9,486,900
Impairment loss	0	2,816,873	3,167,034
Net loss/(gain) on sale of vessels	(46,384)	(7,645,781)	408,637
(Increase)/decrease in
Trade and other receivables	(1,971,610)	238,627	(2,675,772)
Other current assets	(62,676)	139,925	28,470
Claims receivable	0	0	(500,249)
Inventories	(1,664,738)	1,365,189	(819,065)
Changes in operating lease liabilities	(99,379)	(99,379)	(104,168)
Advances and prepayments	676,228	(728,005)	(43,532)
Increase/(decrease) in
Balances with related parties	(555,589)	(1,532,943)	2,185,408
Trade accounts payable	628,899	(1,813,377)	3,328,208
Accrued liabilities	(758,558)	(100,515)	1,775,447
Deferred income	(2,796,608)	2,058,409	(486,805)
Net cash provided by operating activities	103,500,055	77,440,215	66,562,213
Cash flows from investing activities
Insurance proceeds	0	126,666	380,760
Vessels' acquisitions, advances for vessels under construction and improvement of vessels	(106,169,013)	(85,201)	(24,230,937)
Proceeds from sale of vessels, net	34,679,584	80,109,781	25,027,379
Increase in short-term investments	0	0	(26,500,000)
Maturity in short-term investments	0	26,500,000	0
Return of investments from joint ventures	7,007,164	4,688,785	8,066,100
Net cash (used in)/provided by investing activities	(64,482,265)	111,340,031	(17,256,698)
Cash flows from financing activities
Proceeds from exercise of stock options	356,250	747,500	0
Stock repurchase	(338,176)	(19,080,456)	0
Deferred finance charges paid	(22,167)	(988,165)	(534,600)
Advances from joint ventures	0	11,847	4,428,713
Advances to joint ventures	(11,847)	0	(5,565,396)
Loan repayments	(108,236,401)	(154,870,215)	(83,579,825)
Proceeds from long-term debt	70,000,000	0	59,400,000
Net cash used in financing activities	(38,252,341)	(174,179,489)	(25,851,108)
Net increase in cash and cash equivalents and restricted cash	765,449	14,600,757	23,454,407
Cash and cash equivalents and restricted cash at beginning of year	83,755,701	69,154,944	45,700,537
Cash and cash equivalents and restricted cash at end of year	84,521,150	83,755,701	69,154,944
Cash breakdown
Cash and cash equivalents	80,653,398	77,202,843	55,770,823
Restricted cash, current	0	659,137	2,519,601
Restricted cash, non-current	3,867,752	5,893,721	10,864,520
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	84,521,150	83,755,701	69,154,944
Supplemental Cash Flow Information:
Cash paid during the year for interest, net of amounts capitalized	9,594,744	14,695,487	9,760,448
Non cash investing activity – Vessels	476,180	63,752	135,481
Non cash financing activity – Deferred finance charges	$ 0	$ 0	$ 165,666